Initial Public Offering (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 22, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering
Ordinary shares subject to possible redemption, per share		$ 10.00	$ 10.22	$ 10.00
IPO
Initial Public Offering
Number of units sold	8,000,000
Ordinary shares subject to possible redemption, per share	$ 10.00
Gross proceeds	$ 80,000,000	$ 2,800,000	$ 2,800,000
Offering costs	2,058,249
Underwriting discounts and commissions	1,600,000
Other offering costs	$ 458,249
IPO | Public Warrants
Initial Public Offering
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50